Fair Value Measurements - Schedule of Reflects the Changes in the Fair Value of the Warrant Liabilities (Details) - LGL SYSTEMS ACQUISITION CORP [Member] - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Fair Value Measurements (Details) - Schedule of reflects the changes in the fair value of the warrant liabilities [Line Items]
Warrant liabilities at Beginning		$ 17,575,500	$ 23,436,500	$ 15,277,250	$ 12,684,750	$ 13,341,750	$ 14,465,500
Change in fair value of warrant liabilities	$ 0	8,399,245	(5,861,000)	8,159,250	2,592,500	(657,000)	(1,123,750)
Warrant liabilities at Ending	14,465,500	25,974,745	17,575,500	23,436,500	15,277,250	12,684,750	13,341,750
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of reflects the changes in the fair value of the warrant liabilities [Line Items]
Warrant liabilities at Beginning		10,867,500	13,972,500	9,401,250	7,848,750	8,193,750	8,797,500
Change in fair value of warrant liabilities	0	4,873,125	(3,105,000)	4,571,250	1,552,500	(345,000)	(603,750)
Warrant liabilities at Ending	8,797,500	15,740,625	10,867,500	13,972,500	9,401,250	7,848,750	8,193,750
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of reflects the changes in the fair value of the warrant liabilities [Line Items]
Warrant liabilities at Beginning		6,708,000	9,464,000	5,876,000	4,836,000	5,148,000	5,668,000
Change in fair value of warrant liabilities	0	3,526,120	(2,756,000)	3,588,000	1,040,000	(312,000)	(520,000)
Warrant liabilities at Ending	$ 5,668,000	$ 10,234,120	$ 6,708,000	$ 9,464,000	$ 5,876,000	$ 4,836,000	$ 5,148,000